RELATED PARTIES - Balances of related parties' transactions (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2022	Dec. 31, 2021
RELATED PARTIES
Accounts receivable, related parties	₽ 2,643	₽ 2,287
Total non-current assets	12,437	13,802
Accounts receivable, non-current	1,767	5,000
TOTAL ASSETS FROM RELATED PARTIES	34,491	27,585
Accounts payable, related parties	1,451	4,107
TOTAL LIABILITIES TO RELATED PARTIES	85,227	79,061
Sistema's subsidiaries
RELATED PARTIES
Advances for property, plant and equipment	1,211	1,347
Other investments	3,211	117
Accounts receivable, related parties	1,502	1,255
Bank deposits and loans to customers	693	1,179
Accounts receivable, non-current	1,290	5,000
Bank deposits and loans to customers	5,550	820
Short-term investments	4,125	2,377
Cash and cash equivalents	520	1,311
Other financial assets	509	300
Other assets	1,026	1,059
Lease obligations	3,103	3,968
Accounts payable, related parties	658	2,756
Lease obligations	487	551
Bank deposits and liabilities, current	26,426	22,312
Sistema's associates
RELATED PARTIES
Bank deposits and loans to customers	283	2,587
Bank deposits and loans to customers	287	2,078
Accounts payable, related parties	523	632
Bank deposits and liabilities, current	5,797	9,163
The Group's associates
RELATED PARTIES
Other investments	2,035	625
Accounts receivable, related parties	823	911
Borrowings	2,745
Other financial liabilities	2,081
Total non-current liabilities	10,898	5,471
Accounts payable, related parties	270	711
Borrowings	454	2,129
Sistema, parent company
RELATED PARTIES
Short-term investments	2,156	1,443
Other financial assets	2,010	1,829
Bank deposits and liabilities, current	946	2,042
Key management personnel of the Group, its parent and shareholders
RELATED PARTIES
Other assets	355
Accounts receivable, non-current	477
Bank deposits and loans to customers	341	87
Other assets	1,402
Bank deposits and liabilities	2,920	1,433
Bank deposits and liabilities, current	38,276	32,886
Other related parties
RELATED PARTIES
Advances for property, plant and equipment	11	34
Other investments	3	2
Accounts receivable, related parties	318	121
Other financial assets	109	109
Other assets	585	83
Total current assets	22,054	13,783
Lease obligations	49	70
Accounts payable, related parties		8
Borrowings	12	11
Lease obligations	10	13
Bank deposits and liabilities, current	470	376
Total current liabilities	74,329	73,590
Gross Book Value | Sistema's subsidiaries
RELATED PARTIES
Right-of-use assets	3,832	4,432
Gross Book Value | Other related parties
RELATED PARTIES
Right-of-use assets	101	111
Accumulated Depreciation | Sistema's subsidiaries
RELATED PARTIES
Right-of-use assets	(1,017)	(1,586)
Accumulated Depreciation | Other related parties
RELATED PARTIES
Right-of-use assets	₽ (48)	₽ (46)